Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	$ 68,041	$ 67,182
Impact of adopting IFRS 16	2,154
Additions	8,836	7,760
Remeasurements of index-linked freight contracts	733
Depreciation for the year	(6,028)	(5,747)
Impairments, net of reversals	(494)	(250)
Disposals	(99)	(47)
Transferred to assets held for sale		(331)
Exchange variations taken to reserve		(1)
Transfers and other movements	(781)	(525)
At the end of the financial year	72,362	68,041
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	132,149
At the end of the financial year	141,571	132,149
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(64,108)
At the end of the financial year	(69,209)	(64,108)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	7,885	8,152
Impact of adopting IFRS 16	754
Additions	115	5
Depreciation for the year	(630)	(585)
Impairments, net of reversals	(17)	(9)
Disposals	(12)	(2)
Transfers and other movements	292	324
At the end of the financial year	8,387	7,885
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	12,825
At the end of the financial year	13,932	12,825
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(4,940)
At the end of the financial year	(5,545)	(4,940)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	38,174	40,885
Impact of adopting IFRS 16	1,400
Additions	1,719	515
Remeasurements of index-linked freight contracts	733
Depreciation for the year	(5,104)	(4,885)
Impairments, net of reversals	(189)	(234)
Disposals	(22)	(40)
Exchange variations taken to reserve		(1)
Transfers and other movements	2,718	1,934
At the end of the financial year	39,429	38,174
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	92,090
At the end of the financial year	97,230	92,090
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(53,916)
At the end of the financial year	(57,801)	(53,916)
Mineral rights and petroleum interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	9,211	8,974
Additions	684	1,023
Depreciation for the year	(294)	(277)
Impairments, net of reversals	(288)
Disposals		(5)
Transfers and other movements	(661)	(504)
At the end of the financial year	8,652	9,211
Mineral rights and petroleum interests [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,681
At the end of the financial year	13,736	13,681
Mineral rights and petroleum interests [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(4,470)
At the end of the financial year	(5,084)	(4,470)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	11,149	7,554
Additions	6,100	5,799
Transferred to assets held for sale		(331)
Transfers and other movements	(3,475)	(1,873)
At the end of the financial year	13,774	11,149
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	11,149
At the end of the financial year	13,774	11,149
Assets under construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	0
At the end of the financial year		0
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	1,622	1,617
Additions	218	418
Impairments, net of reversals		(7)
Disposals	(65)
Transfers and other movements	345	(406)
At the end of the financial year	2,120	1,622
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	2,404
At the end of the financial year	2,899	2,404
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(782)
At the end of the financial year	$ (779)	$ (782)